Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

November 30, 2020

FOO-QTLY-0121
1.810694.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Beverages - 32.3%
Brewers - 0.5%
Boston Beer Co., Inc. Class A (a)	300	$279,252
Molson Coors Beverage Co. Class B	139,000	6,394,000
		6,673,252
Distillers & Vintners - 3.8%
Constellation Brands, Inc. Class A (sub. vtg.)	154,000	31,699,360
Diageo PLC	647,218	24,915,303
		56,614,663
Soft Drinks - 28.0%
Coca-Cola Bottling Co. Consolidated	1,800	471,042
Coca-Cola European Partners PLC	69,053	3,085,288
Cott Corp.	387,800	5,828,634
GURU Organic Energy Corp. (a)	107,700	1,218,228
Keurig Dr. Pepper, Inc. (b)	1,609,000	48,994,050
Monster Beverage Corp. (a)	722,402	61,245,242
PepsiCo, Inc.	824,500	118,917,635
The Coca-Cola Co.	3,326,018	171,622,529
		411,382,648

TOTAL BEVERAGES		474,670,563

Food & Staples Retailing - 15.5%
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	65,900	2,504,859
Food Distributors - 2.3%
Performance Food Group Co. (a)	21,600	937,008
Sysco Corp.	111,400	7,941,706
U.S. Foods Holding Corp. (a)	797,716	25,112,100
		33,990,814
Food Retail - 4.1%
Albertsons Companies, Inc. (b)	507,000	8,127,210
Grocery Outlet Holding Corp. (a)	23,500	907,570
Kroger Co.	1,545,970	51,017,010
		60,051,790
Hypermarkets & Super Centers - 8.9%
BJ's Wholesale Club Holdings, Inc. (a)	18,100	741,919
Costco Wholesale Corp.	108,300	42,428,691
Walmart, Inc.	575,800	87,976,482
		131,147,092

TOTAL FOOD & STAPLES RETAILING		227,694,555

Food Products - 16.5%
Agricultural Products - 0.8%
Bunge Ltd.	106,200	6,254,118
Darling Ingredients, Inc. (a)	121,500	5,866,020
		12,120,138
Packaged Foods & Meats - 15.7%
Campbell Soup Co.	76,200	3,811,524
Conagra Brands, Inc.	417,800	15,274,768
Danone SA	117,191	7,557,104
Farmer Brothers Co. (a)	186,600	830,370
Freshpet, Inc. (a)	52,200	7,145,136
General Mills, Inc.	55,800	3,393,756
JDE Peet's BV	188,500	7,280,118
Laird Superfood, Inc.	2,100	101,661
Lamb Weston Holdings, Inc.	366,700	26,541,746
Mission Produce, Inc.	44,100	593,145
Mondelez International, Inc.	1,680,958	96,571,037
Nomad Foods Ltd. (a)	125,600	3,033,240
Pilgrim's Pride Corp. (a)	35,500	670,595
Post Holdings, Inc. (a)	217,500	20,545,050
Sanderson Farms, Inc.	22,100	3,021,733
The Kraft Heinz Co.	191,400	6,304,716
The Simply Good Foods Co. (a)	86,900	1,889,206
TreeHouse Foods, Inc. (a)	262,500	10,796,625
Tyson Foods, Inc. Class A	231,800	15,113,360
		230,474,890

TOTAL FOOD PRODUCTS		242,595,028

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
Compass Group PLC	698,200	12,285,296
Household Durables - 0.2%
Housewares & Specialties - 0.2%
Tupperware Brands Corp. (a)	74,500	2,506,925
Household Products - 24.8%
Household Products - 24.8%
Clorox Co.	7,600	1,542,496
Colgate-Palmolive Co.	57,000	4,881,480
Energizer Holdings, Inc. (b)	380,100	15,922,389
Kimberly-Clark Corp.	395,000	55,027,450
Procter & Gamble Co.	1,776,350	246,681,725
Reckitt Benckiser Group PLC	37,600	3,282,013
Reynolds Consumer Products, Inc.	270,100	8,194,834
Spectrum Brands Holdings, Inc.	442,647	29,582,099
		365,114,486
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
JD.com, Inc. Class A	15,800	678,036
The Honest Co., Inc. (a)(c)(d)	212,235	4,599,132
		5,277,168
Media - 0.1%
Advertising - 0.1%
Advantage Solutions, Inc. Class A (a)(b)	164,200	1,725,742
Personal Products - 2.6%
Personal Products - 2.6%
Edgewell Personal Care Co.	364,391	12,662,587
Herbalife Nutrition Ltd. (a)	435,300	20,855,223
L'Oreal SA	200	73,619
Unilever PLC	88,930	5,369,429
		38,960,858
Tobacco - 6.9%
Tobacco - 6.9%
Altria Group, Inc.	1,572,245	62,622,518
Philip Morris International, Inc.	523,491	39,654,443
		102,276,961
TOTAL COMMON STOCKS
(Cost $1,142,913,982)		1,473,107,582

Money Market Funds - 4.1%
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)
(Cost $59,960,614)	59,954,618	59,960,614
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,202,874,596)		1,533,068,196
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(62,244,517)
NET ASSETS - 100%		$1,470,823,679

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,599,132 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,486
Fidelity Securities Lending Cash Central Fund	79,651
Total	$90,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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